8. REVENUE	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
REVENUE
	12.31.2019	12.31.2018	12.31.2017

Energy sales to the Spot Market	251	274	231
Energy sales by supply contracts	285	278	114
Fuel self-supply	281	51	4
Other sales	2	1	2
Generation sales subtotal	819	604	351

Energy sales	1,496	1,477	1,042
Right of use of poles	5	5	6
Connection and reconnection charges	1	2	2
Distribution of energy sales subtotal	1,502	1,484	1,050

Oil, gas and liquid sales	171	454	418
Other sales	3	4	25
Oil and gas sales subtotal	174	458	443

Technical assistance services and administartion sales	20	36	17
Holding and others subtotal	20	36	17

Petrochemicals sales	321	338	314
Petrochemicals sales subtotal	321	338	314
Total revenue	2,836	2,920	2,175

Revenue is recognized:

1)	At a point in time, that is the effective delivery of the energy, the product or the provision of connection or reconnection services for a total amount of U$S 2,464 million, U$S 2,542 million and U$S 1,976 million as of December 31, 2019, 2018 and 2017, respectively;
2)	Over time in case of power availability, technical assistance services and right to use poles for a total of U$S 372 million, U$S 378 million and U$S 199 million as of December 31, 2019, 2018 and 2017, respectively.